[LOGO] FIRST AMERICAN FUNDS(TM)                       2001
                                                      ANNUAL REPORT





                                     ASSET ALLOCATION
                                                FUNDS






"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS. WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.

     OUR FUND FAMILY

  |  HIGHER RISK AND RETURN POTENTIAL
  |
  |  SECTOR FUNDS
  |  INTERNATIONAL FUNDS
  |  SMALL CAP FUNDS
  |  MID CAP FUNDS
  |  LARGE CAP FUNDS
  |  INDEX FUNDS
  |  GROWTH & INCOME FUNDS
> |  ASSET ALLOCATION FUNDS
  |    [] STRATEGY INCOME ALLOCATION FUND
  |    [] STRATEGY GROWTH & INCOME
  |       ALLOCATION FUND
  |    [] STRATEGY GROWTH ALLOCATION FUND
  |    [] STRATEGY AGGRESSIVE ALLOCATION FUND
  |    [] STRATEGY GLOBAL GROWTH ALLOCATION FUND
  |  INCOME FUNDS
  |  TAX FREE INCOME FUNDS
  |  MONEY MARKET FUNDS
  |
  |  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                        1
Report of Independent Auditors                15
Statements of Net Assets                      16
Statements of Operations                      19
Statements of Changes in Net Assets           20
Financial Highlights                          22
Notes to Financial Statements                 26
Notice to Shareholders                        32




Our recent merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.



ASSET ALLOCATION FUNDS ARE COMPRISED OF HOLDINGS IN SEVERAL DIFFERENT FIRST AMERICAN FUNDS, WHICH MAY INCLUDE SMALL-CAP, MID-CAP, LARGE-CAP, MONEY MARKET, HIGH-YIELD, INTERNATIONAL, AND/OR SECTOR FUNDS. THE INVESTMENT ADVISOR ALLOCATES AND REALLOCATES THE FUNDS' ASSETS AMONG THE UNDERLYING FIRST AMERICAN FUNDS WITHIN RANGES DESIGNED TO MEET THE INVESTMENT OBJECTIVES. SEE THE FUNDS' PROSPECTUS FOR AN ILLUSTRATION OF THESE RANGES AND SPECIAL RISKS WHICH MAY BE ASSOCIATED WITH THE UNDERLYING FUNDS. MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  November 15, 2001



     DEAR SHAREHOLDERS:

     Speaking for the board of directors and the staff of U.S. Bancorp Piper Jaffray Asset Management, Inc., thank you for the ongoing opportunity you have given us to manage your investments. This has been a momentous year for our fund family, as it has grown by combining the funds of the First American family with those from Firstar Funds. We believe this combination will provide significantly greater resources and capabilities that should prove beneficial to our shareholders.

     The past year is one that will leave its mark on all Americans due to a series of tumultuous and trying circumstances. Starting with a disputed Presidential election at the end of 2000, and followed by a slowing U.S. economy, a series of interest-rate cuts by the Federal Reserve, and the unprecedented terrorist action on September 11, the investment environment was like nothing we had ever witnessed. Like you, we will always remember those who lost their lives in the tragic terrorist attacks and the many citizens who sacrificed themselves in a heroic cause.

     Not surprisingly, this sequence of events resulted in market volatility. Bond markets generally benefited during this time, while equity markets underwent a fairly dramatic and sustained correction. A market environment such as this can be extremely challenging, and we are reminded that from time to time unusual events can create trying times for investors. This is when a focus on maintaining a disciplined, diversified approach is so important in helping you achieve your long-term objectives.

     This report provides you with details of investment results, fund holdings, financial statements, and notes relating to fund operations for the fiscal year ended September 30, 2001. Please review this information at your convenience.

     We thank you for putting your trust in the newly expanded First American family of funds. We are committed to helping you achieve your investment goals.



     Sincerely,


     /s/ Virginia L. Stringer                /s/ Mark Jordahl


     VIRGINIA L. STRINGER                    MARK JORDAHL

     Chairperson of the Board                Chief Investment Officer
     First American Strategy Funds, Inc.     U.S. Bancorp Piper Jaffray Asset
                                             Management


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     1)

A QUICKLY
EVOLVING INVESTMENT
ENVIRONMENT



So much can change in one year. In September 2000, America was just beginning to focus on choosing a new President. The stock market was showing signs of taking an extended breather, but few saw any significant red flags for the economy. However, the environment quickly began to change. Stocks were confronted with substantial volatility, but bond markets managed to hold their own.

By the end of 2000, it was clear that an economic slowdown was beginning to take hold. Recognizing this situation, the Federal Reserve (the Fed) opened 2001 with a surprising cut in short-term interest rates. It represented a change in policy for the Fed, which up to that point had focused its energies on avoiding an overheated economy and the threat of inflation. The Fed remained aggressive about cutting rates through the winter, spring, and summer months, and its concern about a slowdown proved to be well founded. By the second quarter of 2001, the economy was teetering on the brink of a possible recession.



STOCKS STRUGGLE THROUGHOUT THE YEAR

While consumers managed to maintain fairly normal levels of spending for much of 2001, the major problem was that capital spending by businesses slowed significantly. This took a huge bite out of profits for a number of companies, dragging down stock prices. Sectors such as technology and telecommunications, which had been in a correction phase since early 2000, were hardest hit in this environment.

In general, smaller stocks performed better than large-company issues, and stocks with a value orientation were better performers than growth stocks.


(2     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

BONDS ON MORE SOLID GROUND

With signs of a slowing economy and the Fed cutting interest rates, the environment proved generally favorable for bonds. Yields on short- to intermediate-term securities in particular moved lower, helping to produce positive results for bond investors. In fact, interest rates on the shorter end of the yield curve dropped dramatically, while long-term rates tended to stay relatively stable. Corporate bonds started the 12-month period rather slowly, as Treasury securities proved more attractive. In the first six months of 2001, corporate bonds offered better returns, but took a backseat again in the last three months of the fiscal year. Typically, portfolios structured to benefit from falling interest rates and focused on the middle of the yield curve enjoyed the best performance.

The municipal bond market was in a rally mode for most of the 12-month period. As with taxable bonds, yields on shorter- to intermediate-term tax-exempt bonds declined the most. In fact, the bulk of the price appreciation occurred in the closing months of 2000.



SEPTEMBER 11 CREATES A DIFFERENT MARKET

An already difficult investment environment was greatly exacerbated by the terrible atrocities that occurred on September 11. It created an entirely new level of uncertainty that was far different from what the markets had ever seen, and did away with any hopes for an immediate economic recovery.

The volatile nature of the past year in the market provides further evidence of the importance of owning a diversified portfolio. Markets can move quickly, and unforeseen events can rapidly change the direction of the investment world. More than ever, the First American family of funds offers you a wide selection of investment options to help you take full advantage of the opportunities available in today's market.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     3)

STRATEGY INCOME ALLOCATION

INVESTMENT OBJECTIVE: HIGH CURRENT INCOME CONSISTENT WITH LIMITED RISK TO
CAPITAL

The 12-month period ended September 30, 2001 was positive for bonds, while stocks suffered through a difficult stretch. In that time, the First American Strategy Income Fund, which was renamed Strategy Income Allocation on September 24, 2001, returned 1.54%. For the same period, the fund's benchmarks had significantly varied performance. The S&P 500 Composite Index lost 26.62%, while the Lehman Government/Credit Bond Index rose 13.17%.

The major issue facing the investment markets over the fiscal year was the rapid slowdown in U.S. economic growth. It was an environment that favored bonds, as the Federal Reserve stepped in and reduced short-term interest rates eight times between January and September. Those actions helped spur an extended bond rally, but the drift toward a possible recession took its toll in corporate profits, and stocks were hard hit as a result.

The fund utilizes a strategic approach to the market, with close to 75% of the fund invested in bond or money market funds from the First American family, and the other 25% focused on stock funds, particularly those with an income orientation.

The best-performing holding in the fund also happened to be its largest position, the First American Fixed Income Fund. It represented approximately one-half of the portfolio, and generated a solid, double-digit return. A small position in the First American Real Estate Securities Fund also boosted performance. This fund generates attractive dividends primarily through investments in Real Estate Investment Trusts (REITs).

The fund added a small position in the First American High Yield Bond Fund, which focuses on lower-rated bonds. This sector struggled, consistent with the nation's weak economic picture. However, the fund pays a very competitive dividend yield. Holdings in equity funds generally performed poorly, in line with conditions in the stock market as a whole.

The big question going forward is when the U.S. economy will pull out of its slump, and the answer is more difficult to come by after the terrible attacks of September 11. In the slower environment, bond funds should continue to deliver solid performance. Equity fund performance is likely to be restrained until the economy shows clear signs that it is ready to pick up steam.


--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                               SINCE INCEPTION(5)
                                                --------------------------------
                                         1 YEAR      10/1/1996    9/24/2001
--------------------------------------------------------------------------------
Class A NAV                                  --             --        1.80%
--------------------------------------------------------------------------------
Class A POP                                  --             --       -3.77%
--------------------------------------------------------------------------------
Class B NAV                                  --             --        1.70%
--------------------------------------------------------------------------------
Class B POP                                  --             --       -3.30%
--------------------------------------------------------------------------------
Class C NAV                                  --             --        1.70%
--------------------------------------------------------------------------------
Class C POP                                  --             --       -0.30%
--------------------------------------------------------------------------------
Class S                                   1.54%          6.13%           --
--------------------------------------------------------------------------------
Class Y                                      --             --        1.70%
--------------------------------------------------------------------------------
S&P 500 Composite Index(3)              -26.62%         10.22%           --
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)   13.17%          8.00%           --
--------------------------------------------------------------------------------


(4     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STRATEGY INCOME ALLOCATION


VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2001

[PLOT POINTS CHART]

          First American Strategy
          Income Allocation Fund,          S&P 500          Lehman Government/
                 Class S             Composite Index(3)    Credit Bond Index(4)
          ---------------------------------------------------------------------

10/1996           10,000                   10,000                 10,000
 9/1997           11,251                   13,668                 10,709
 9/1998           12,232                   14,903                 12,084
 9/1999           12,370                   19,044                 11,888
 9/2000           13,259                   21,574                 12,687
 9/2001           13,463                   15,831                 14,359

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001). Performance for Class A, Class B, Class C, and Class Y shares is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns. Class Y shares have lower operating expenses than Class S shares, and will have higher returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class. Performance for Classes A, B, C, and Y represents cumulative total return as the classes have been in operation less than one year.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     5)

STRATEGY GROWTH & INCOME ALLOCATION

INVESTMENT OBJECTIVE: CAPITAL GROWTH AND CURRENT INCOME



Stock and bond markets were moving in opposite directions during the fiscal year ended September 30, 2001. In that time, the First American Strategy Growth and Income Fund, which was renamed Strategy Growth & Income Allocation on September 24, 2001, declined 14.40%. The market's varied performance is demonstrated by the performance of the fund's benchmarks. The S&P 500 Composite Index lost 26.62%, while the Lehman Government/Credit Bond Index rose 13.17%.

It was truly a tale of two markets during the year. With the U.S. economy beginning to slow considerably in the closing months of 2000 and the Federal Reserve stepping in to trim short-term interest rates in 2001, equity and bond markets moved in diverse directions. The slower economy took a bite out of corporate profits, causing a significant decline in stock prices that persisted for most of the fiscal year. At the same time, investors were more attracted to the fixed-income market, and bond prices moved higher for most of the year.

The fund utilizes a strategic approach to the market, with approximately two-thirds of the portfolio invested in equity funds and the other one-third in fixed-income and money market funds.

Value-oriented funds were the favored segment of the equity market through the year, and from a capitalization perspective, investors preferred mid-cap and small-cap issues over large-cap stocks. Still, all equity funds included in the portfolio registered negative returns for the year. However, a number of funds in the portfolio did pay dividends to help boost the income aspect of this fund. In the closing months of the period, the fund's equity position was increased slightly, in hopes that most of the market correction had occurred.

Better performance was realized from the bond portfolio. The fund's largest holding, the First American Fixed Income Fund, was the best-performing position in the portfolio. With interest rates declining for much of the year, bond funds were able to capitalize on an extremely favorable market.

Moving into the new fiscal year, the markets seem to be presenting more questions than answers. This was already true as the fiscal year was nearing its close, but was exacerbated by the tragic events of September 11. Most notably, it appears the U.S. economy will continue to be in a slump or slow-growth mode for several months in the wake of the attacks. When an economic recovery appears closer to reality, some assets may be shifted to more aggressive segments of the stock market, which stand to rally in a more positive economic environment.


--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                               SINCE INCEPTION(5)
                                                --------------------------------
                                         1 YEAR      10/1/1996    9/24/2001
--------------------------------------------------------------------------------
Class A NAV                                  --             --        2.27%
--------------------------------------------------------------------------------
Class A POP                                  --             --       -3.32%
--------------------------------------------------------------------------------
Class B NAV                                  --             --        2.27%
--------------------------------------------------------------------------------
Class B POP                                  --             --       -2.73%
--------------------------------------------------------------------------------
Class C NAV                                  --             --        2.27%
--------------------------------------------------------------------------------
Class C POP                                  --             --        0.24%
--------------------------------------------------------------------------------
Class S                                 -14.40%          5.51%           --
--------------------------------------------------------------------------------
Class Y                                      --             --        2.27%
--------------------------------------------------------------------------------
S&P 500 Composite Index(3)              -26.62%         10.22%           --
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)   13.17%          8.00%           --
--------------------------------------------------------------------------------


(6     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STRATEGY GROWTH & INCOME ALLOCATION


VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2001

[PLOT POINTS CHART]

          First American Strategy
           Growth & Income Fund,           S&P 500          Lehman Government/
                 Class S             Composite Index(3)    Credit Bond Index(4)
          ---------------------------------------------------------------------

10/1996           10,000                   10,000                  10,000
 9/1997           12,047                   13,668                  10,709
 9/1998           11,785                   14,903                  12,084
 9/1999           13,295                   19,044                  11,888
 9/2000           15,274                   21,574                  12,687
 9/2001           13,074                   15,831                  14,359

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001). Performance for Class A, Class B, Class C, and Class Y shares is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns. Class Y shares have lower operating expenses than Class S shares, and will have higher returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class. Performance for Classes A, B, C, and Y represents cumulative total return as the classes have been in operation less than one year.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     7)

STRATEGY GROWTH ALLOCATION

INVESTMENT OBJECTIVE: CAPITAL GROWTH WITH MODERATE CURRENT INCOME



Growth stocks were in the midst of a severe bear market throughout the 12-month period ended September 30, 2001. In that time, the First American Strategy Growth Fund, which was renamed Strategy Growth Allocation on September 24, 2001, declined 20.22%. For the same period, the fund's benchmarks had significantly varied performance. The S&P 500 Composite Index fell 26.62%, while the Lehman Government/Credit Bond Index rose 13.17%.

Growth stocks, which had been in favor through much of the late 1990s and even into early 2000, began losing ground to value issues by April 2000. This trend continued through most of the past fiscal year. Weakness among a number of the fund's holdings in growth-oriented mutual funds detracted from performance. Close to 25% of the portfolio was devoted to growth-oriented funds, along with nearly 10% in overseas funds that generally have a growth bias. With a slowing economy having a detrimental impact on the growth of corporate profits, there was little opportunity to find profit in equity investments.

The fund utilizes a strategic approach to the market, with approximately 75% of the portfolio invested in equity funds and the other 25% in fixed-income and money market funds.

While still dealing with a negative environment, value funds managed to perform better than growth funds through the year. Beyond that, mid-cap and small-cap funds generally managed to generate better performance than large-cap funds. Still, the fund was unable to capture positive returns from any of its equity fund selections for the year.

By contrast, the fund's fixed-income holdings generated better results. The biggest positive contributor by far was the fund's heavy position in the First American Fixed Income Fund, which enjoyed a double-digit return for the 12-month period. The fund added a small position in the First American High Yield Bond Fund, representing the most aggressive segment of the fixed-income market.

The financial markets are likely to remain volatile in the near term, as an aura of uncertainty hangs over the nation and the world in light of the terrorist attacks of September 11. This creates a very challenging environment, particularly for stock markets, as investors wait for clear signals of economic growth that are expected to give equities a boost.


--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                               SINCE INCEPTION(5)
                                                --------------------------------
                                         1 YEAR     10/1/1996      9/24/2001
--------------------------------------------------------------------------------
Class A NAV                                  --            --          2.74%
--------------------------------------------------------------------------------
Class A POP                                  --            --         -2.91%
--------------------------------------------------------------------------------
Class B NAV                                  --            --          2.74%
--------------------------------------------------------------------------------
Class B POP                                  --            --         -2.26%
--------------------------------------------------------------------------------
Class C NAV                                  --            --          2.62%
--------------------------------------------------------------------------------
Class C POP                                  --            --          0.59%
--------------------------------------------------------------------------------
Class S                                 -20.22%         5.18%             --
--------------------------------------------------------------------------------
Class Y                                      --            --          2.62%
--------------------------------------------------------------------------------
S&P 500 Composite Index(3)              -26.62%        10.22%             --
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)   13.17%         8.00%             --
--------------------------------------------------------------------------------


(8     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STRATEGY GROWTH ALLOCATION


VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2001

[PLOT POINTS CHART]

          First American Strategy
          Growth Allocation Fund,          S&P 500          Lehman Government/
                 Class S             Composite Index(3)    Credit Bond Index(4)
          ---------------------------------------------------------------------

10/1996          10,000                    10,000                 10,000
 9/1997          12,323                    13,668                 10,709
 9/1998          11,589                    14,903                 12,084
 9/1999          13,480                    19,044                 11,888
 9/2000          16,130                    21,574                 12,687
 9/2001          12,869                    15,831                 14,359

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001). Performance for Class A, Class B, Class C, and Class Y shares is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns. Class Y shares have lower operating expenses than Class S shares, and will have higher returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class. Performance for Classes A, B, C, and Y represents cumulative total return as the classes have been in operation less than one year.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     9)

STRATEGY AGGRESSIVE ALLOCATION

INVESTMENT OBJECTIVE: HIGH CAPITAL GROWTH



In a challenging environment for stock investors, the First American Strategy Aggressive Growth Fund, which was renamed Strategy Aggressive Allocation on September 24, 2001, posted a decline of 25.77% for the fiscal year ended September 30, 2001. For the same period, the fund's benchmarks had significantly varied performance. The S&P 500 Composite Index fell 26.62%, while the Lehman Government/Credit Bond Index rose 13.17%.

The 12-month period proved to be a difficult one for equity markets, and that was particularly true for growth-oriented issues, one of the dominant themes in this portfolio. Led by a precipitous fall in technology and telecommunications stocks, a number of the equity funds represented in the portfolio suffered significant declines. For most of the period, smaller stocks performed better than larger-cap stocks, although that was on a relative basis. Stock markets as a whole registered double-digit losses during the 12-month period, resulting in few positive opportunities for the fund. On the other hand, with a slowing economy and the Federal Reserve cutting short-term interest rates, bond returns enjoyed a positive bounce.

The fund utilized a strategic approach to the market, with close to 90% of the portfolio invested in equity funds and the other 10% in fixed-income and money market funds. Most of the equity funds represented in the portfolio had to cope with broad stock market weakness that predominated throughout the year.

The brightest spots in the equity portfolio were value-oriented funds. They benefited from a general trend in the market that favored stocks of companies that were considered to be attractively priced based on a number of fundamental measures. This was a major departure from the themes that drove the markets in the late 1990s and early 2000, which placed a greater emphasis on stocks that were driven by momentum rather than fundamental factors. By contrast, our investments in growth and international funds were both hard hit, as those stocks declined in dramatic fashion.

Because of its aggressive structure and objective, the fund puts little emphasis in fixed-income securities. However, this area contributed in a positive way to the fund's performance for the 12-month period.

The market appears to be filled with uncertainty in the near term. In light of the events of September 11, the U.S. economy is likely to be in a recession or a very slow growth mode into the early months of 2002. However, once a recovery appears to be in sight, it seems likely stocks will react positively to the news.


--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                               SINCE INCEPTION(5)
                                                --------------------------------
                                         1 YEAR      10/1/1996    9/24/2001
--------------------------------------------------------------------------------
Class A NAV                                  --             --        3.25%
--------------------------------------------------------------------------------
Class A POP                                  --             --       -2.39%
--------------------------------------------------------------------------------
Class B NAV                                  --             --        3.25%
--------------------------------------------------------------------------------
Class B POP                                  --             --       -1.75%
--------------------------------------------------------------------------------
Class C NAV                                  --             --        3.25%
--------------------------------------------------------------------------------
Class C POP                                  --             --        1.27%
--------------------------------------------------------------------------------
Class S                                 -25.77%          4.81%           --
--------------------------------------------------------------------------------
Class Y                                      --             --        3.25%
--------------------------------------------------------------------------------
S&P 500 Composite Index(3)              -26.62%         10.22%           --
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)   13.17%          8.00%           --
--------------------------------------------------------------------------------


(10    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STRATEGY AGGRESSIVE ALLOCATION


VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2001

[PLOT POINTS CHART]

           First American Strategy
         Aggressive Allocation Fund,        S&P 500         Lehman Government/
                  Class S             Composite Index(3)   Credit Bond Index(4)
         ----------------------------------------------------------------------

10/1996            10,000                   10,000                 10,000
 9/1997            12,706                   13,668                 10,709
 9/1998            11,455                   14,903                 12,084
 9/1999            13,808                   19,044                 11,888
 9/2000            17,036                   21,574                 12,687
 9/2001            12,647                   15,831                 14,359

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001). Performance for Class A, Class B, Class C, and Class Y shares is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns. Class Y shares have lower operating expenses than Class S shares, and will have higher returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class. Performance for Classes A, B, C, and Y represents cumulative total return as the classes have been in operation less than one year.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    11)

STRATEGY GLOBAL GROWTH ALLOCATION

INVESTMENT OBJECTIVE: CAPITAL GROWTH



Stocks around the globe have been mired in a bear market, which has made it difficult for investors to profit in the short term. This environment led to a decline for the First American Strategy Global Growth Allocation Fund of 29.58% for the twelve months ended September 30, 2001. For the same period, the fund's benchmark, the MSCI World Index, lost 27.87%.

Markets around the world were confronted with an environment of slower economic growth. The trend began in earnest in the United States in the fourth quarter of 2000, and continued throughout the fiscal year. European markets seemed to follow suit, while Japan's economy continued to be challenged by long-term economic issues that have tempered its equity markets for years.

The fund utilizes a strategic approach to the market, with approximately 50% of the portfolio directed to equity funds investing primarily overseas and the other 50% in domestic equity funds. An important development during the period was that this fund, formerly the Global Equity Fund, become part of the First American Funds family. As one of the Asset Allocation Funds offered by First American, the fund invests strictly in other First American mutual funds.

There was no real opportunity to capitalize on improving markets during the year. The economic slowdown was particularly damaging to stocks, as many companies suddenly found they were unable to meet their projections for profit growth. Stock prices tumbled throughout the year, both in the United States and most foreign markets.

Value and small- to mid-cap funds generally performed the best, but that was only on a relative basis. All still delivered negative returns for the 12-month period. The fund's allocation includes a broad range of U.S. stocks, with the principal domestic emphasis on funds investing in blue-chip, large-company stocks. Most of the international component is invested in First American International Fund, which focuses primarily on the largest economies around the world. About 5% of the fund is invested in the First American Emerging Markets Fund, offering a chance to capitalize on growth opportunities in some of the fastest-growing markets.

The global slowdown appears likely to continue at least in the near term. In the wake of the September 11 attacks, central banks around the world seem determined to provide needed liquidity to help turn economies around. While it may take several months for equity markets to show consistent improvement, most should recover once the global economic environment improves.


ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                          SINCE INCEPTION(5)
                                     -------------------------------------------
                              1 YEAR    12/3/1997    12/11/2000    9/24/2001
--------------------------------------------------------------------------------
Class A NAV                       --           --            --        2.77%
--------------------------------------------------------------------------------
Class A POP                       --           --            --       -2.86%
--------------------------------------------------------------------------------
Class B NAV                       --           --            --        2.77%
--------------------------------------------------------------------------------
Class B POP                       --           --            --       -2.23%
--------------------------------------------------------------------------------
Class C NAV                       --           --            --        2.77%
--------------------------------------------------------------------------------
Class C POP                       --           --            --        0.76%
--------------------------------------------------------------------------------
Class S                           --           --       -26.16%           --
--------------------------------------------------------------------------------
Class Y                      -29.58%       -1.08%            --           --
--------------------------------------------------------------------------------
MSCI World Index(3)          -27.87%        1.52%        -23.40           --
--------------------------------------------------------------------------------
MSCI EAFE(4)                 -28.27%       -0.55%        -26.35           --
--------------------------------------------------------------------------------


(12    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STRATEGY GLOBAL GROWTH ALLOCATION


VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2001

[PLOT POINTS CHART]

             First American Global
            Growth Allocation Fund,          MSCI
                    Class Y             World Index(3)      MSCI EAFE(4)
            ------------------------------------------------------------

12/1997             10,000                  10,000            10,000
11/1998             10,395                  11,897            11,574
11/1999             13,351                  14,469            14,056
10/2000             13,178                  14,267            13,218
 9/2001              9,595                  10,464             9,708

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Global Growth Allocation Fund became the successor by merger to the Firstar Global Equity Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Global Equity Fund. Firstar Global Equity Fund was organized on December 11, 2000, and prior to that, was a separate series of Firstar Stellar Funds, Inc. Performance presented prior to December 11, 2000, represents that of the predecessor Stellar Fund, which offered only one class of shares with a 0.25% Rule 12b-1 fee. Class Y shares do not have a Rule 12b-1 fee.

(2) Performance for Class A, Class B, Class C, and Class S shares is not presented. Performance for these classes is lower due to higher expenses.

(3) The Morgan Stanley Capital International World Index (MSCIWorld Index) is an unmanaged, market-capitalization-weighted index comprised of common stocks of companies located in 22 countries in North America (including the United States), Europe, and the Asia/Pacific region. The MSCI World Index is available in both local currency and U.S. dollar terms. Previously, the fund used the MSCI Europe, Australasia, Far East Index (MSCI EAFE Index) as a benchmark. Going forward, the fund will use the MSCI World Index because its composition better matches the fund's investment objectives and strategies.

(4) The MSCI EAFE Index is an unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australasia, New Zealand, Japan, Hong Kong, and Singapore.

(5) The performance since inception for each index is calculated from the month end following the inception of the class (class S share index performance is cumulative total return). Performance for Classes A, B, C, and S represents cumulative total return as the classes have been in operation less than one year.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    13)

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS  September 30, 2001



     To the Shareholders and Board of Directors
     First American Strategy Funds, Inc.

     We have audited the accompanying statements of net assets of First American Strategy Funds, Inc. comprised of the Income Allocation, Growth & Income Allocation, Growth Allocation, Aggressive Allocation, and Global Growth Allocation Funds) (the "Funds") as of September 30, 2001, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated herein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Income Allocation, Growth & Income Allocation, Growth Allocation, and Aggressive Allocation Funds for the periods presented through September 30, 1998, were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those financial highlights. The statements of operations and changes in net assets and financial highlights of the Global Growth Allocation Fund for the periods presented through October 31, 2000, were audited by other auditors whose report dated December 29, 2000, expressed an unqualified opinion on those financial statements and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of each of the respective funds constituting First American Strategy Funds, Inc. at September 30, 2001, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.


                                          /s/ Ernst & Young LLP


     Minneapolis, Minnesota
     November 16, 2001


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    15)

STATEMENTS OF NET ASSETS September 30, 2001

INCOME ALLOCATION FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS - 35.7%
First American Investment Funds, Inc.
   Equity Income Fund                                    496,475       $  6,057
   Equity Index Fund                                     449,749          8,766
   Real Estate Securities Fund                           148,908          1,958
                                                                       --------
TOTAL EQUITY FUNDS                                                       16,781
                                                                       --------
FIXED INCOME FUNDS - 65.6%
First American Investment Funds, Inc.
   Fixed Income Fund                                   2,180,011         24,787
   High Yield Bond Fund                                  150,699          1,403
   Strategic Income Fund                                 556,697          4,665
                                                                       --------
TOTAL FIXED INCOME FUNDS                                                 30,855
                                                                       --------
MONEY MARKET FUND - 1.2%
First American Funds, Inc.
   Prime Obligations Fund                                556,286            556
                                                                       --------
TOTAL MONEY MARKET FUND                                                     556
                                                                       --------
TOTAL INVESTMENTS - 102.5%
   (Cost $50,039)                                                        48,192
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - (2.5%)                               (1,179)
                                                                       --------
NET ASSETS:
Portfolio capital                                                      $ 51,800
Undistributed net investment income                                         135
Accumulated net realized loss on investments                             (3,075)
Net unrealized depreciation of investments                               (1,847)
                                                                       --------
TOTAL NET ASSETS - 100.0%                                              $ 47,013
                                                                       --------
CLASS A:
Net asset value and redemption price per share (net assets
 of $47,012,477 and 4,611,296 shares of capital stock
 issued and outstanding)                                               $  10.20
Maximum sales charge of 5.50%                                              0.59
                                                                       --------
Offering price per share (A)                                           $  10.79
                                                                       --------
CLASS B:
Net asset value and redemption price per share (net assets
 of $10 and 1 share of capital stock issued and
 outstanding) (B)                                                       $ 10.19
                                                                       --------
CLASS C:
Net asset value price per share (net assets of $10 and 1
 share of capital stock issued and outstanding) (B)                    $  10.19
Maximum sales charge of 1.00%                                              0.10
                                                                       --------
Offering price per share (C)                                           $  10.29
                                                                       --------
CLASS S:
Net asset value, offering price and redemption price per
 share (net assets of $10 and 1 share of capital stock
 issued and outstanding)                                               $  10.19
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per
 share (net assets of $71 and 7 shares of capital stock
 issued and outstanding)                                               $  10.19
                                                                       --------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

GROWTH & INCOME ALLOCATION FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS - 59.2%
First American Investment Funds, Inc.
   Emerging Markets Fund*                                313,730      $   1,857
   Equity Index Fund                                   1,413,233         27,544
   International Fund                                    883,407          7,977
   Large Cap Growth Fund                               2,688,033         25,375
   Large Cap Value Fund                                2,037,389         32,639
   Mid Cap Growth Fund                                 1,513,485          8,748
   Mid Cap Value Fund                                    642,220          8,843
   Small Cap Growth Fund                                 240,352          2,764
   Small Cap Value Fund                                  221,609          2,987
                                                                      ---------
TOTAL EQUITY FUNDS                                                      118,734
                                                                      ---------
FIXED INCOME FUNDS - 39.8%
First American Investment Funds, Inc.
   Fixed Income Fund                                   5,557,068         63,184
   High Yield Bond Fund                                  432,005          4,022
   Strategic Income Fund                               1,518,610         12,726
                                                                      ---------
TOTAL FIXED INCOME FUNDS                                                 79,932
                                                                      ---------
MONEY MARKET FUND - 1.3%
First American Funds, Inc.
   Prime Obligations Fund                              2,513,193          2,513
                                                                      ---------
TOTAL MONEY MARKET FUND                                                   2,513
                                                                      ---------
TOTAL INVESTMENTS - 100.3%
   (Cost $247,100)                                                      201,179
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET - (0.3%)                                 (583)
                                                                      ---------
NET ASSETS:
Portfolio capital                                                     $ 247,370
Undistributed net investment income                                         354
Accumulated net realized loss on investments                             (1,207)
Net unrealized depreciation of investments                              (45,921)
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             $ 200,596
                                                                      ---------
CLASS A:
Net asset value and redemption price per share (net assets of
 $200,595,661 and 22,235,905 shares of capital stock
 issued and outstanding)                                              $    9.02
Maximum sales charge of 5.50%                                              0.52
                                                                      ---------
Offering price per share (A)                                          $    9.54
                                                                      ---------
CLASS B:
Net asset value and redemption price per share (net assets of
 $9 and 1 share of capital stock issued and outstanding) (B)          $    9.02
                                                                      ---------
CLASS C:
Net asset value price per share (net assets of $9 and 1 share
 of capital stock issued and outstanding) (B)                         $    9.02
Maximum sales charge of 1.00%                                              0.09
                                                                      ---------
Offering price per share (C)                                          $    9.11
                                                                      ---------
CLASS S:
Net asset value, offering price and redemption price per share
 (net assets of $9 and 1 share of capital stock issued and
 outstanding)                                                         $    9.02
                                                                      ---------
CLASS Y:
Net asset value, offering price and redemption price per share
 (net assets of $9 and 1 share of capital stock issued and
 outstanding)                                                         $    9.02
                                                                      ---------

*Non-income producing.
(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.


The accompanying notes are an integral part of the financial statements.

(16    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

GROWTH ALLOCATION FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS - 74.3%
First American Investment Funds, Inc.
   Emerging Markets Fund*                                297,307      $   1,760
   Equity Index Fund                                     737,726         14,378
   International Fund                                    962,112          8,688
   Large Cap Growth Fund                               1,763,850         16,651
   Large Cap Value Fund                                1,379,998         22,107
   Mid Cap Growth Fund                                 1,454,982          8,410
   Mid Cap Value Fund                                    632,591          8,711
   Small Cap Growth Fund                                 180,149          2,072
   Small Cap Value Fund                                  185,799          2,505
                                                                      ---------
TOTAL EQUITY FUNDS                                                       85,282
                                                                      ---------
FIXED INCOME FUNDS - 25.1%
First American Investment Funds, Inc.
   Fixed Income Fund                                   1,985,104         22,570
   High Yield Bond Fund                                  190,886          1,777
   Strategic Income Fund                                 533,618          4,472
                                                                      ---------
TOTAL FIXED INCOME FUNDS                                                 28,819
                                                                      ---------
MONEY MARKET FUND - 1.0%
First American Funds, Inc.
   Prime Obligations Fund                              1,150,105          1,150
                                                                      ---------
TOTAL MONEY MARKET FUND                                                   1,150
                                                                      ---------
TOTAL INVESTMENTS - 100.4%
   (Cost $149,728)                                                      115,251
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET - (0.4%)                                 (476)
                                                                      ---------
NET ASSETS:
Portfolio capital                                                     $ 147,273
Undistributed net investment income                                         144
Accumulated net realized gain on investments                              1,835
Net unrealized depreciation of investments                              (34,477)
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             $ 114,775
                                                                      ---------
CLASS A:
Net asset value and redemption price per share (net assets
 of $114,715,922 and 12,733,188 shares of capital stock
 issued and outstanding)                                              $    9.01
Maximum sales charge of 5.50%                                              0.52
                                                                      ---------
Offering price per share (A)                                          $    9.53
                                                                      ---------
CLASS B:
Net asset value and redemption price per share (net assets
 of $9 and 1 share of capital stock issued and
 outstanding) (B)                                                     $    9.01
                                                                      ---------
CLASS C:
Net asset value price per share (net assets of $45,510 and
 5,055 shares of capital stock issued and outstanding) (B)            $    9.00
Maximum sales charge of 1.00%                                              0.09
                                                                      ---------
Offering price per share (C)                                          $    9.09
                                                                      ---------
CLASS S:
Net asset value, offering price and redemption price per
 share (net assets of $9 and 1 share of capital stock
 issued and outstanding)                                              $    9.01
                                                                      ---------
CLASS Y:
Net asset value, offering price and redemption price per
 share (net assets of $13,556 and 1,506 shares of capital
 stock issued and outstanding)                                        $    9.00
                                                                      ---------

*Non-income producing.
(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AGGRESSIVE ALLOCATION FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS - 90.3%
First American Investment Funds, Inc.
   Emerging Markets Fund*                                654,277      $   3,873
   Equity Index Fund                                     584,343         11,389
   International Fund                                  1,222,762         11,042
   Large Cap Growth Fund                               1,436,279         13,559
   Large Cap Value Fund                                1,062,726         17,025
   Mid Cap Growth Fund                                 1,297,970          7,502
   Mid Cap Value Fund                                    578,368          7,964
   Small Cap Growth Fund                                 206,229          2,372
   Small Cap Value Fund                                  204,110          2,751
                                                                      ---------
TOTAL EQUITY FUNDS                                                       77,477
                                                                      ---------
FIXED INCOME FUNDS - 9.9%
First American Investment Funds, Inc.
   Fixed Income Fund                                     574,073          6,527
   High Yield Bond Fund                                  100,466            935
   Strategic Income Fund                                 122,066          1,023
                                                                      ---------
TOTAL FIXED INCOME FUNDS                                                  8,485
                                                                      ---------
TOTAL INVESTMENTS - 100.2%
   (Cost $119,001)                                                       85,962
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                                 (132)
                                                                      ---------
NET ASSETS:
Portfolio capital                                                     $ 119,239
Undistributed net investment income                                          43
Accumulated net realized loss on investments                               (413)
Net unrealized depreciation of investments                              (33,039)
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             $  85,830
                                                                      ---------
CLASS A:
Net asset value and redemption price per share (net assets
 of $85,656,249 and 9,971,591 shares of capital stock
 issued and outstanding)                                              $    8.59
Maximum sales charge of 5.50%                                              0.50
                                                                      ---------
Offering price per share (A)                                          $    9.09
                                                                      ---------
CLASS B:
Net asset value and redemption price per share (net assets
 of $100,010 and 11,643 shares of capital stock issued
 and outstanding) (B)                                                 $    8.59
                                                                      ---------
CLASS C:
Net asset value price per share (net assets of $71,419 and
 8,315 shares of capital stock issued and outstanding) (B)            $    8.59
Maximum sales charge of 1.00%                                              0.09
                                                                      ---------
Offering price per share (C)                                          $    8.68
                                                                      ---------
CLASS S:
Net asset value, offering price and redemption price per
 share (net assets of $8 and 1 share of capital stock
 issued and outstanding)                                              $    8.59
                                                                      ---------
CLASS Y:
Net asset value, offering price and redemption price per
 share (net assets of $2,114 and 246 shares of capital
 stock issued and outstanding)                                        $    8.59
                                                                      ---------

*Non-income producing.

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.


The accompanying notes are an integral part of the financial statements.

                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    17)

STATEMENTS OF NET ASSETS September 30, 2001

GLOBAL GROWTH ALLOCATION FUND

DESCRIPTION                                               SHARES    VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS - 99.6%
First American Investment Funds, Inc.
   Emerging Markets Fund*                                345,301      $   2,044
   Equity Index Fund                                     569,803         11,105
   International Fund                                  2,025,678         18,292
   Large Cap Growth Fund                                 451,797          4,265
   Large Cap Value Fund                                  355,957          5,702
   Mid Cap Growth Fund                                   191,278          1,106
   Mid Cap Value Fund                                     88,367          1,217
   Small Cap Growth Fund                                  38,590            444
   Small Cap Value Fund                                   35,686            481
                                                                      ---------
TOTAL EQUITY FUNDS                                                       44,656
                                                                      ---------
MONEY MARKET FUND - 1.1%
First American Funds, Inc.
   Prime Obligations Fund                                490,998            491
                                                                      ---------
TOTAL MONEY MARKET FUND                                                     491
                                                                      ---------
TOTAL INVESTMENTS - 100.7%
   (Cost $56,511)                                                        45,147
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET - (0.7)%                                 (320)
                                                                      ---------
NET ASSETS:
Portfolio capital                                                     $  59,228
Accumulated net realized loss on investments                             (3,037)
Net unrealized depreciation of investments                              (11,364)
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             $  44,827
                                                                      ---------
CLASS A:
Net asset value and redemption price per share (net assets
 of $8 and 1 share of capital stock issued and outstanding)           $    8.15
Maximum sales charge of 5.50%                                              0.47
                                                                      ---------
Offering price per share (A)                                          $    8.62
                                                                      ---------
CLASS B:
Net asset value and redemption price per share (net assets
 of $8 and 1 share of capital stock issued and
 outstanding) (B)                                                     $    8.15
                                                                      ---------
CLASS C:
Net asset value price per share (net assets of $8 and
 1 share of capital stock issued and outstanding) (B)                 $    8.15
Maximum sales charge of 1.00%                                              0.08
                                                                      ---------
Offering price per share (C)                                          $    8.23
                                                                      ---------
CLASS S:
Net asset value, offering price and redemption price per
 share (net assets of $2,623,724 and 317,525 share of
 capital stock issued and outstanding)                                $    8.26
                                                                      ---------
CLASS Y:
Net asset value, offering price and redemption price per
 share (net assets of $42,203,351 and 5,102,880 shares
 of capital stock issued and outstanding)                             $    8.27
                                                                      ---------

*Non-income producing.

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.


The accompanying notes are an integral part of the financial statements.

(18    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STATEMENTS OF OPERATIONS in thousands

                                                 INCOME  GROWTH & INCOME           GROWTH       AGGRESSIVE            GLOBAL GROWTH
                                        ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND          ALLOCATION FUND
                                        ---------------  ---------------  ---------------  ---------------    ---------------------
                                                10/1/00          10/1/00          10/1/00          10/1/00      11/1/00     12/1/99
                                                     to               to               to               to           to          to
                                                9/30/01          9/30/01          9/30/01          9/30/01      9/30/01    10/31/00
                                        ---------------  ---------------  ---------------  ---------------    ---------   ---------
INVESTMENT INCOME:
Income distributions received from
 underlying funds                             $   2,590        $   6,938        $   2,915        $   1,348    $   1,668   $     877
------------------------------------------    ---------        ---------        ---------        ---------    ---------   ---------
TOTAL INVESTMENT INCOME                           2,590            6,938            2,915            1,348        1,668         877
==========================================    =========        =========        =========        =========    =========   =========
EXPENSES:
Investment advisory fees                            129              556              328              260          403         507
Administrator and fund accounting fees               56              242              143              113          101         113
Shareholder servicing fees - Class S                129              556              328              260            2         169
Transfer agent fees                                  92               94               83               75           43          15
Custodian fees                                       16               67               39               31           11          17
Directors' fees                                       1                4                3                2            9           6
Registration fees                                    24               93               60               50           25          15
Professional fees                                    23               98               58               46           46          17
Printing                                              8               33               20               16           15           4
Other                                                 1                1                1                1            2           1
------------------------------------------    ---------        ---------        ---------        ---------    ---------   ---------
TOTAL EXPENSES                                      479            1,744            1,063              854          657         864
==========================================    =========        =========        =========        =========    =========   =========
Less: Waiver and reimbursement of expenses         (270)            (848)            (535)            (437)        (251)        (68)
------------------------------------------    ---------        ---------        ---------        ---------    ---------   ---------
TOTAL NET EXPENSES                                  209              896              528              417          406         796
==========================================    =========        =========        =========        =========    =========   =========
Investment income - net                           2,381            6,042            2,387              931        1,262          81
------------------------------------------    ---------        ---------        ---------        ---------    ---------   ---------
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Capital gain distributions received
 from underlying funds                              848           11,592            7,601            6,882        2,958         385
Net realized gain (loss) on investments             337              217            1,337            1,339       (5,996)      5,863
Net change in unrealized appreciation
 or depreciation of investments                  (2,710)         (51,733)         (39,867)         (39,267)     (15,557)     (8,437)
------------------------------------------    ---------        ---------        ---------        ---------    ---------   ---------
NET LOSS ON INVESTMENTS                          (1,525)         (39,924)         (30,929)         (31,046)     (18,595)     (2,189)
==========================================    =========        =========        =========        =========    =========   =========
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $     856        $ (33,882)       $ (28,542)       $ (30,115)   $ (17,333)  $  (2,108)
==========================================    =========        =========        =========        =========    =========   =========


The accompanying notes are an integral part of the financial statements.

                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    19)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                            INCOME           GROWTH & INCOME
                                                                                   ALLOCATION FUND           ALLOCATION FUND
                                                                             ---------------------    ----------------------
                                                                               10/1/00     10/1/99       10/1/00     10/1/99
                                                                                    to          to            to          to
                                                                               9/30/01     9/30/00       9/30/01     9/30/00
                                                                             ---------   ---------    ----------   ---------
OPERATIONS:
Investment income - net                                                      $   2,381   $   3,418    $    6,042   $   6,311
Capital gain distributions received from underlying funds                          848       1,220        11,592      11,557
Net realized gain (loss) on investments                                            337      (5,006)          217       5,275
Net change in unrealized appreciation or depreciation of investments            (2,710)      5,387       (51,733)      6,845
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Net increase (decrease) in net assets resulting from operations                    856       5,019       (33,882)     29,988
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       (2,244)     (3,425)       (5,686)     (6,326)
  Class Y                                                                           --          --            --          --
Net realized gain on investments and capital gain distributions received from underlying funds:
  Class A                                                                           --      (1,695)      (21,887)    (14,069)
  Class Y                                                                           --          --            --          --
Distributions in excess of net realized gains
  Class A                                                                           --          --        (1,207)         --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Total Distributions                                                             (2,244)     (5,120)      (28,780)    (20,395)
=========================================================================    =========   =========    ==========  ==========
CAPITAL SHARE TRANSACTIONS(1):
Class A:
  Proceeds from sales                                                           53,549          --       249,017          --
  Reinvestment of distributions                                                     --          --            --          --
  Payments for redemptions                                                      (1,749)         --        (1,647)         --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Increase in net assets from Class A transactions                                51,800          --       247,370          --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Class B:
  Proceeds from sales                                                               --          --            --          --
  Reinvestment of distributions                                                     --          --            --          --
  Payments for redemptions                                                          --          --            --          --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Increase in net assets from Class B transactions                                    --          --            --          --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Class C:
  Proceeds from sales                                                               --          --            --          --
  Reinvestment of distributions                                                     --          --            --          --
  Payments for redemptions                                                          --          --            --          --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Increase in net assets from Class C transactions                                    --          --            --          --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Class S:
  Proceeds from sales                                                           19,230      42,367        67,974      80,038
  Reinvestment of distributions                                                  2,162       4,910        28,537      20,225
  Payments for redemptions                                                     (78,929)    (76,340)     (314,050)    (85,658)
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Increase (decrease) in net assets from Class S transactions                    (57,537)    (29,063)     (217,539)     14,605
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Class Y (2):
  Proceeds from sales                                                               --          --            --          --
  Reinvestment of distributions                                                     --          --            --          --
  Payments for redemptions                                                          --          --            --          --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Increase (decrease) in net assets from Class Y transactions                         --          --            --          --
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Increase (decrease) in net assets from capital share transactions               (5,737)    (29,063)       29,831      14,605
-------------------------------------------------------------------------    ---------   ---------    ----------  ----------
Total increase (decrease) in net assets                                         (7,125)    (29,164)      (32,831)     24,198
NET ASSETS AT BEGINNING OF PERIOD                                               54,138      83,302       233,427     209,229
=========================================================================    =========   =========    ==========  ==========
NET ASSETS AT END OF PERIOD                                                  $  47,013   $  54,138    $  200,596   $ 233,427
=========================================================================    =========   =========    ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME) AT END OF PERIOD                                         $     135   $      47    $      354   $      (2)
=========================================================================    =========   =========    ==========  ==========

(1)See note 6 in Notes to Financial Statements for additional information.
(2)On September 24, 2001, Institutional class of Global Growth Allocation Fund was redesignated as Class Y.


The accompanying notes are an integral part of the financial statements.

(20    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                  GROWTH                 AGGRESSIVE                         GLOBAL GROWTH
         ALLOCATION FUND            ALLOCATION FUND                       ALLOCATION FUND
 -----------------------   ------------------------    ----------------------------------
    10/1/00      10/1/99       10/1/00      10/1/99      11/1/00     12/1/99      12/1/98
         to           to            to           to           to          to           to
    9/30/01      9/30/00       9/30/01      9/30/00      9/30/01    10/31/00     11/30/99
 -----------   ----------   -----------   ---------    ----------   ---------   ---------

 $    2,387    $   1,907    $      931    $     831    $   1,262    $     81    $     150
      7,601        6,068         6,882        5,217        2,958         385           --
      1,337        3,667         1,339        3,283       (5,996)      5,863          607
    (39,867)       5,370       (39,267)       6,358      (15,557)     (8,437)      13,062
 ----------    ---------    ----------    ---------    ---------    --------    ---------
    (28,542)      17,012       (30,115)      15,689      (17,333)     (2,108)      13,819
 ----------    ---------    ----------    ---------    ---------    --------    ---------


     (2,250)      (1,915)         (885)        (838)      (1,525)         --           --
         --           --            --           --           --          --         (485)


    (14,555)      (4,765)      (13,750)      (5,651)      (2,502)         --           --
         --           --            --           --           --        (655)        (838)

         --           --            --           --       (3,037)         --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------
    (16,805)      (6,680)      (14,635)      (6,489)      (7,064)       (655)      (1,323)
 ==========    =========    ==========    =========    =========    ========    =========


    149,060           --       121,794           --           --          --           --
         --           --            --           --           --          --           --
     (1,837)          --        (2,727)          --           --          --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------
    147,223           --       119,067           --           --          --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------

         --           --           100           --           --          --           --
         --           --            --           --           --          --           --
         --           --            --           --           --          --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------
         --           --           100           --           --          --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------

         44           --            70           --           --          --           --
         --           --            --           --           --          --           --
         --           --            --           --           --          --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------
         44           --            70           --           --          --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------

     77,765       37,556        64,488       40,022        3,130          --           --
     16,759        6,656        14,603        6,513           --          --           --
   (190,686)     (33,753)     (156,587)     (33,911)         (96)         --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------
    (96,162)      10,459       (77,496)      12,624        3,034          --           --
 ----------    ---------    ----------    ---------    ---------    --------    ---------

         13           --             2           --        7,618      22,593       12,639
         --           --            --           --        4,592         470          964
         --           --            --           --      (18,145)     (7,671)     (15,062)
 ----------    ---------    ----------    ---------    ---------    --------    ---------
         13           --             2           --       (5,935)     15,392       (1,459)
 ----------    ---------    ----------    ---------    ---------    --------    ---------
     51,118       10,459        41,743       12,624       (2,901)     15,392       (1,459)
 ----------    ---------    ----------    ---------    ---------    --------    ---------
      5,771       20,791        (3,007)      21,824      (27,298)     12,629       11,037
    109,004       88,213        88,837       67,013       72,125      59,496       48,459
 ==========    =========    ==========    =========    =========    ========    =========
 $  114,775    $ 109,004    $   85,830    $  88,837    $  44,827    $ 72,125    $  59,496
 ==========    =========    ==========    =========    =========    ========    =========

 $      144    $      --    $       43    $      (1)   $      --    $    466    $      --
 ==========    =========    ==========    =========    =========    ========    =========


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    21)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                             NET ASSET                  REALIZED AND      DIVIDENDS
                                                 VALUE          NET       UNREALIZED       FROM NET   DISTRIBUTIONS
                                             BEGINNING   INVESTMENT   GAINS (LOSSES)     INVESTMENT    FROM CAPITAL
                                             OF PERIOD       INCOME   ON INVESTMENTS         INCOME           GAINS
                                            ----------   ----------   --------------     ----------   -------------
INCOME ALLOCATION FUND (4)
Class A
 2001(1)(5)                                  $  10.02      $    --         $  0.18         $    --        $    --
Class B
 2001(1)(5)                                  $  10.02      $    --         $  0.17         $    --        $    --
Class C
 2001(1)(5)                                  $  10.02      $    --         $  0.17         $    --        $    --
Class S
 2001(5)                                     $  10.48      $  0.49         $ (0.33)        $ (0.45)       $    --
 2000                                           10.48         0.50            0.22           (0.49)         (0.23)
 1999                                           11.23         0.53           (0.40)          (0.53)         (0.35)
 1998                                           10.82         0.50            0.43           (0.50)         (0.02)
 1997                                           10.00         0.41            0.82           (0.41)            --
Class Y
 2001(1)(5)                                  $  10.02      $    --         $  0.17         $    --        $    --
-------                                      --------      -------         -------         -------        -------
GROWTH & INCOME ALLOCATION FUND (4)
Class A
 2001(1)(5)                                  $   8.82      $    --         $  0.20         $    --        $    --
Class B
 2001(1)(5)                                  $   8.82      $    --         $  0.20         $    --        $    --
Class C
 2001(1)(5)                                  $   8.82      $    --         $  0.20         $    --        $    --
Class S
 2001(5)                                     $  12.02      $  0.29         $ (1.84)        $ (0.26)       $ (1.19)
 2000                                           11.51         0.33            1.31           (0.34)         (0.79)
 1999                                           11.08         0.32            1.05           (0.32)         (0.62)
 1998                                           11.76         0.35           (0.59)          (0.35)         (0.09)
 1997                                           10.00         0.26            1.76           (0.26)            --
Class Y
 2001(1)(5)                                  $   8.82      $    --         $  0.20         $    --        $    --
-------                                      --------      -------         -------         -------        -------
GROWTH ALLOCATION FUND (4)
Class A
 2001(1)(5)                                  $   8.77      $    --         $  0.24         $    --        $    --
Class B
 2001(1)(5)                                  $   8.77      $    --         $  0.24         $    --        $    --
Class C
 2001(1)(5)                                  $   8.77      $    --         $  0.23         $    --        $    --
Class S
 2001(5)                                     $  13.21      $  0.20         $ (2.54)        $ (0.18)       $ (1.68)
 2000                                           11.85         0.25            2.00           (0.25)         (0.64)
 1999                                           11.05         0.25            1.49           (0.25)         (0.69)
 1998                                           12.12         0.28           (0.98)          (0.28)         (0.09)
 1997                                           10.00         0.18            2.12           (0.18)            --
Class Y
 2001(1)(5)                                  $   8.77      $    --         $  0.23         $    --        $    --
-------                                      --------      -------         -------         -------        -------

(1)Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
(2)Expense ratios do not include expenses of the underlying Funds.
(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(4)On September 24, 2001, existing shareholders were designated as Class A.
(5)Net investment income per share was based on average shares outstanding.


The accompanying notes are an integral part of the financial statements.

(22    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                  RATIO OF       RATIO OF NET
                                                                               EXPENSES TO         INVESTMENT
                                              RATIO OF   RATIO OF NET              AVERAGE      INCOME (LOSS)
   NET ASSET                               EXPENSES TO     INVESTMENT           NET ASSETS     TO AVERAGE NET
       VALUE                  NET ASSETS       AVERAGE      INCOME TO           (EXCLUDING  ASSETS (EXCLUDING
      END OF        TOTAL         END OF           NET        AVERAGE          WAIVERS AND        WAIVERS AND   PORTFOLIO
      PERIOD    RETURN(3)   PERIOD (000)     ASSETS(2)     NET ASSETS   REIMBURSEMENTS)(2)    REIMBURSEMENTS)    TURNOVER
  ----------   ----------   ------------   -----------   ------------  -------------------  -----------------   ---------


  $  10.20         1.80%      $ 47,012         0.55%         (0.43)%            0.87%               (0.75)%          30%

  $  10.19         1.70%      $     --         0.00%          0.00%             0.00%                0.00%           30%

  $  10.19         1.70%      $     --         0.00%          0.00%             0.00%                0.00%           30%

  $  10.19         1.54%      $     --         0.40%          4.71%             0.92%                4.19%           30%
     10.48         7.18         54,138         0.33           4.81              0.77                 4.37            69
     10.48         1.13         83,302         0.28           4.83              0.83                 4.28            21
     11.23         8.72        116,779         0.25           4.63              0.84                 4.04           106
     10.82        12.51         36,119         0.60           4.39              2.00                 2.99            29

  $  10.19         1.70%      $     --         0.00%          0.00%             0.00%                0.00%           30%
  --------       ------       --------         ----          -----              ----                -----           ---


  $   9.02         2.27%      $200,596         0.56%         (0.52)%            0.78%               (0.74)%          32%

  $   9.02         2.27%      $     --         0.00%          0.00%             0.00%                0.00%           32%

  $   9.02         2.27%      $     --         0.00%          0.00%             0.00%                0.00%           32%

  $   9.02       (14.40)%     $     --         0.40%          2.79%             0.79%                2.40%           32%
     12.02        14.88        233,427         0.34           2.83              0.70                 2.47            46
     11.51        12.81        209,229         0.28           2.83              0.79                 2.32            41
     11.08        (2.18)       207,907         0.25           3.05              0.82                 2.48           158
     11.76        20.47         27,565         0.60           2.59              2.10                 1.09            37

  $   9.02         2.27%      $     --         0.00%          0.00%             0.00%                0.00%           32%
  --------       ------       --------         ----          -----              ----                -----           ---


  $   9.01         2.74%      $114,716         0.64%         (0.60)%            0.92%               (0.88)%          26%

  $   9.01         2.74%      $     --         0.00%          0.00%             0.00%                0.00%           26%

  $   9.00         2.62%      $     45         0.33%         (0.33)%            0.55%               (0.55)%          26%

  $   9.01       (20.22)%     $     --         0.40%          1.87%             0.81%                1.46%           26%
     13.21        19.66        109,004         0.34           1.93              0.74                 1.53            42
     11.85        16.31         88,213         0.28           2.05              0.85                 1.48            34
     11.05        (5.95)        65,656         0.25           2.33              0.89                 1.69           143
     12.12        23.23         15,676         0.60           1.61              2.62                (0.41)            6

  $   9.00         2.62%      $     14         0.00%          0.00%             0.00%                0.00%           26%
  --------       ------       --------         ----          -----              ----                -----           ---


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    23)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                             NET ASSET                    REALIZED AND     DIVIDENDS
                                                 VALUE           NET        UNREALIZED      FROM NET   DISTRIBUTIONS
                                             BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT    FROM CAPITAL
                                             OF PERIOD        INCOME    ON INVESTMENTS        INCOME           GAINS
                                             ---------    ----------    --------------    ----------   -------------
AGGRESSIVE ALLOCATION FUND (9)
Class A
 2001(1)(10)                                  $  8.32      $    --         $  0.27         $    --        $    --
Class B
 2001(1)(10)                                  $  8.32      $    --         $  0.27         $    --        $    --
Class C
 2001(1)(10)                                  $  8.32      $    --         $  0.27         $    --        $    --
Class S
 2001(10)                                     $ 13.93      $  0.10         $ (3.16)        $ (0.09)       $ (2.19)
 2000                                           12.36         0.14            2.62           (0.14)         (1.05)
 1999                                           11.11         0.14            2.05           (0.14)         (0.80)
 1998                                           12.58         0.20           (1.42)          (0.20)         (0.05)
 1997                                           10.00         0.11            2.58           (0.11)            --
Class Y
 2001(1)(10)                                  $  8.32      $    --         $  0.27         $    --        $    --
--------                                      -------      -------         -------         -------        -------
GLOBAL GROWTH ALLOCATION FUND (11)
Class A
 2001(1)(10)                                  $  7.93      $    --         $  0.22         $    --        $    --
Class B
 2001(1)(10)                                  $  7.93      $    --         $  0.22         $    --        $    --
Class C
 2001(1)(10)                                  $  7.93      $    --         $  0.22         $    --        $    --
Class S
 2001(2)(10)                                  $ 12.33      $  0.01         $ (2.95)        $ (0.27)       $ (0.86)
Class Y
 2001(3)(10)                                  $ 12.64      $  0.23         $ (3.36)        $ (0.27)       $ (0.97)
 2000(4)                                        12.94         0.01           (0.17)             --          (0.14)
 1999(5)                                        10.35         0.09            2.78           (0.10)         (0.18)
 1998(6)                                        10.00         0.05            0.34           (0.04)            --
--------                                      -------      -------         -------         -------        -------

 (1)Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
 (2)Commenced operations on December 11, 2000. All ratios for the period have been annualized, except total return.
 (3)For the period November 1, 2000 to September 30, 2001. All ratios have been annualized, except total return. The fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.
 (4)For the period December 1, 1999 to October 31, 2000. All ratios have been annualized, except total return. The fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.
 (5)For the year ended November 30, 1999.
 (6)Commenced operations on December 3, 1997. All ratios for the period have been annualized, except total return.
 (7)Expense ratios do not include expenses of the underlying Funds.
 (8)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
 (9)On September 24, 2001, existing shareholders were designated as Class A.
(10)Net investment income per share was based on average shares outstanding.
(11)The financial highlights for the Global Growth Allocation Fund as set forth herein include the historical financial highlights of the Firstar Global Equity Fund. The assets of the Firstar Global Equity Fund were acquired by the Global Growth Allocation Fund on September 24, 2001. In connection with such acquisition, (i) Institutional class shares of the Firstar Global Equity Fund were exchanged for Class Y shares of the Global Growth Allocation Fund and (ii) Class Y shares of the Firstar Global Equity Fund were exchanged for Class S shares of the Global Growth Allocation Fund.


The accompanying notes are an integral part of the financial statements.

(24    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                   RATIO OF       RATIO OF NET
                                                                                EXPENSES TO         INVESTMENT
                                               RATIO OF   RATIO OF NET              AVERAGE      INCOME (LOSS)
   NET ASSET                                EXPENSES TO     INVESTMENT           NET ASSETS     TO AVERAGE NET
       VALUE                   NET ASSETS       AVERAGE      INCOME TO           (EXCLUDING  ASSETS (EXCLUDING
      END OF         TOTAL         END OF           NET        AVERAGE          WAIVERS AND        WAIVERS AND  PORTFOLIO
      PERIOD     RETURN(8)   PERIOD (000)     ASSETS(7)     NET ASSETS   REIMBURSEMENTS)(7)    REIMBURSEMENTS)   TURNOVER
   ---------    ----------   ------------   -----------   ------------   ------------------  -----------------  ---------


   $  8.59         3.25%       $85,656         0.57%         (0.56)%            0.84%               (0.83)%          27%

   $  8.59         3.25%       $   100         0.00%          0.00%             0.00%                0.00%           27%

   $  8.59         3.25%       $    71         0.39%         (0.39)%            0.52%               (0.52)%          27%

   $  8.59       (25.77)%      $    --         0.40%          0.93%             0.82%                0.51%           27%
     13.93        23.38         88,837         0.34           1.00              0.75                 0.59            43
     12.36        20.54         67,013         0.28           1.20              0.86                 0.62            39
     11.11        (9.85)        62,635         0.25           1.66              0.87                 1.04           152
     12.58        27.06         13,725         0.60           0.76              2.85                (1.49)            7

   $  8.59         3.25%       $     2         0.00%          0.00%             0.00%                0.00%           27%
   -------       ------        -------         ----          -----              ----                -----           ---


   $  8.15         2.77%       $    --         0.00%          0.00%             0.00%                0.00%          112%

   $  8.15         2.77%       $    --         0.00%          0.00%             0.00%                0.00%          112%

   $  8.15         2.77%       $    --         0.00%          0.00%             0.00%                0.00%          112%

   $  8.26       (26.16)%      $ 2,624         0.41%          0.10%             1.66%               (1.15)%         112%

   $  8.27       (27.19)%      $42,203         0.76%          2.38%             1.22%                1.92%          112%
     12.64        (1.30)        72,125         1.18           0.12              1.28                 0.02            10
     12.94        28.44         59,496         1.13           0.27              1.29                 0.11            34
     10.35         3.95         48,459         1.31           0.37              1.51                 0.17             3
   -------       ------        -------         ----          -----              ----                -----           ---


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    25)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

1 >  ORGANIZATION

     The Income Allocation, Growth & Income Allocation, Growth Allocation, Aggressive Allocation, and Global Growth Allocation (collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. in a "Fund of Funds" structure. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. FASF offers Class A, Class B, Class C, Class S and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front end sales charge and may be subject to a contingent deferred sales charge for 18 months. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors. The Funds' prospectus provides a description of each Fund's, and each underlying Fund's, investment objectives, policies, and strategies.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 pm central time) on the valuation date.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions on underlying Funds for each Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the Statement of Net Assets the following adjustments were made (000):

                                  ACCUMULATED      UNDISTRIBUTED     ADDITIONAL
                                 NET REALIZED     NET INVESTMENT        PAID IN
                                  GAIN (LOSS)             INCOME        CAPITAL
     --------------------------------------------------------------------------
     Income Allocation                    $49               $(49)          $ --
     Growth Allocation                     --                  7             (7)
     Aggressive Allocation                  2                 (2)            --
     Global Growth Allocation              --               (203)           203
     --------------------------------------------------------------------------

     As of September 30, 2001, the following funds have capital loss carryforwards (000):

                                                       AMOUNT    EXPIRATION DATE
     ---------------------------------------------------------------------------
     Income Allocation                                 $1,097          2008-2009
     Global Growth Allocation                           2,845               2009
     ---------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for the Global Growth Allocation Fund prior to September 24, 2001, is that of the Firstar Global Equity Fund. The historical financial information of the Firstar funds was carried over to the newly formed FAF Funds.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in


(26    FIRST AMERICAN FUNDS ANNUAL REPORT 2001
     the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISORY FEES - Prior to May 2, 2001, First American Asset Management ("FAAM"), a division of U.S. Bank National Association ("U.S. Bank"), served as investment advisor to the Income Allocation Fund, Growth & Income Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund. Firstar Investment Research & Management Company LLC ("FIRMCO") served as investment advisor to Global Growth Allocation Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank. The investment advisory fees paid by each Fund did not change as a result of the combination. Pursuant to an investment advisory agreement (the "Agreement"), the Advisor manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets of each Fund. During the year ended September 30, 2001, the Advisor voluntarily waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses. With the exception of the Global Growth Allocation Fund, the advisor waived its entire fee, and reimbursed the Funds for additional expenses. For the eleven months ended September 30, 2001, the Advisor earned $152,522 from the Global Growth Allocation Fund after fee waivers of $251,000.

     ADMINISTRATION FEES - U.S. Bank is the administrator providing administrative services to the First American Family of Funds. Under the arrangement, the Funds are charged an annual rate of 0.12% of each Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each Fund is reduced to 0.105% of its relative share of excess net assets. Fees are computed daily and paid monthly.

     Administrative fees paid to U.S. Bank for the year ended September 30, 2001 were as follows (000):

                                                                       U.S. BANK
     ---------------------------------------------------------------------------
     Income Allocation                                                    $23
     Growth & Income Allocation                                            96
     Growth Allocation                                                     57
     Aggressive Allocation                                                 43
     ---------------------------------------------------------------------------

     Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of U.S. Bancorp, served as the administrator of the Global Growth Allocation Fund for the period November 1, 2000 to September 21, 2001. Under the arrangement, the Firstar Funds were charged an annual rate of 0.125% on the first $2 billion of Firstar Funds, Inc. assets and 0.10% on the assets in excess of $2 billion. FMFS earned $55,670 from the Global Growth Allocation Fund during the period.

     FMFS also served as the fund accountant to the Firstar Funds. Under the arrangement the Global Growth Allocation Fund was charged at a rate of $52,500 for the first $100 million. For the period ended September 30, 2001, FMFS received $45,176 from the Global Growth Allocation Fund.

     SUB-ADMINISTRATION FEES - Both SEI Investments Mutual Fund Services ("SIMFS") and FMFS provided sub-administration services for the Funds during the year ended September 30, 2001. For these services U.S. Bank compensates SIMFS and FMFS monthly at a rate equal to 0.05% of aggregate average daily net assets of the FASF. In addition, SIMFS also received 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on the assets over $60 billion for all Funds. There is a minimum fee of $50,000 per fund (the oldest 38 funds excluded). U.S. Bank paid SIMFS $9,211,172, and FMFS $1,182,706 in aggregate from October 1, 2000 through September 30, 2001. For the Funds included in this annual report, the amounts paid to SIMFS and FMFS for their respective periods were as follows
     (000):

                                                                  SIMFS     FMFS
     ---------------------------------------------------------------------------
     Income Allocation                                             $ 33       $1
     Growth & Income Allocation                                     143        3
     Growth Allocation                                               85        1
     Aggressive Allocation                                           69        1
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets which is computed daily and paid monthly. Firstar Bank N.A., an affiliate of U.S. Bancorp, served as the custodian to Global Growth Allocation Fund. Under the arrangement, the Firstar Funds were charged


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    27)

NOTS TO FINANCIAL STATEMENTS September 30, 2001

     an annual rate of 0.02% on the first $2 billion of the Firstar Funds' assets, plus 0.015% on the next $2 billion, plus 0.01% on the next $1 billion and 0.005% on assets in excess of $5 billion.

     DISTRIBUTION AND SHAREHOLDER SERVICE FEES - SEI Investments Distribution Co. ("SIDCO"), served as the distributor of the Funds except the Global Growth Allocation Fund, for the period ended September 30, 2001. Under the respective distribution plan, each of the Funds pays SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares and 1.00% of the Class C shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Class Y and Class S shares. Under the agreement, SIDCO paid no distribution fees to affiliates of U.S. Bank for the year ended September 30, 2001.

     FASF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. Under this agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the year ended September 30, 2001 (000):

                                                U.S. BANCORP
                                 U.S. BANK     PIPER JAFFRAY     U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Income Allocation            $ 81,918           $ 6,459           $31,412
     Growth & Income Allocation    280,533            42,788            39,410
     Growth Allocation             213,701            52,567            29,441
     Aggressive Allocation         173,928            39,253            15,578
     ---------------------------------------------------------------------------

     Quasar Distributors, LLC ("Quasar") served as distributor for the Firstar Funds. The S shares of the Global Growth Allocation Fund were subject to 0.25% shareholder servicing fees. For the period ended September 24, 2001, shareholder servicing fees paid to Quasar were $2,000. Quasar is an affiliate of U.S. Bank.

     As of October 1, 2001, Quasar was named as the distributor for all of the FASF Funds.

     REDEMPTION FEES - From October 1, 2000 to December 31, 2000, each Fund imposed a redemption fee of 1% on redemptions made within 12 months of purchase. The fee, which is intended to discourage short-term trading, is paid to the Fund. For the period ended December 31, 2000, redemption fees paid to the Funds were as follows (000):

     ---------------------------------------------------------------------------
     Income Allocation                                                       $ 1
     Growth & Income Allocation                                                1
     Growth Allocation                                                         1
     Aggressive Allocation                                                    13
     ---------------------------------------------------------------------------

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                                       CDSC AS A
                                                            PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
          First                                                    5.00%
          Second                                                   5.00%
          Third                                                    4.00%
          Fourth                                                   3.00%
          Fifth                                                    2.00%
          Sixth                                                    1.00%
          Seventh                                                    --
          Eighth                                                     --
     ---------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the year ended September 30, 2001, sales charges for distributing the First American Family of Funds' shares, except Global Growth Allocation Fund, were paid to SIDCO.

     TRANSFER AGENT FEES - U.S. Bank serves as transfer agent and dividend disbursement agent for all Funds except Global Growth Allocation Fund. As the servicing agent, U.S. Bank was paid $8,602,245 in aggregate for the year ended September 30, 2001 for the First American Family of Funds. For the year ended September 30, 2001 transfer agent fees paid to U.S. Bank for the funds included in this report were as follows (000):

     ---------------------------------------------------------------------------
     Income Allocation                                                       $11
     Growth & Income Allocation                                               21
     Growth Allocation                                                        16
     Aggressive Allocation                                                    16
     ---------------------------------------------------------------------------

     FMFS served as the transfer agent of the Global Growth Allocation Fund. Under the arrangement, the Firstar Funds


(28    FIRST AMERICAN FUNDS ANNUAL REPORT 2001
     were charged an annual rate of $15 per account, plus 0.01% on the average daily net assets of the fund. For the period ended September 30, 2001, FMFS earned $35,925 from the Global Growth Allocation Fund.

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including fund accounting organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying Funds' expenses.

     For the year ended September 30, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

4 >  INVESTMENT SECURITY TRANSACTIONS

     During the year ended September 30, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                      PURCHASES            SALES
     ---------------------------------------------------------------------------
     Income Allocation                                  $15,485          $19,834
     Growth & Income Allocation                          92,613           71,419
     Growth Allocation                                   81,788           34,515
     Aggressive Allocation                               66,944           27,645
     Global Growth Allocation                            63,159           66,495
     ---------------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2001, are as follows (000):

                                  AGGREGATE      AGGREGATE               FEDERAL
                                      GROSS          GROSS                INCOME
                               APPRECIATION   DEPRECIATION        NET   TAX COST
     ---------------------------------------------------------------------------
     Income Allocation               $2,304       $ (6,130)  $ (3,826)  $ 52,018
     Growth & Income Allocation       4,531        (58,521)   (53,990)   255,169
     Growth Allocation                1,675        (38,867)   (37,192)   152,443
     Aggressive Allocation              778        (36,627)   (35,849)   121,811
     Global Growth Allocation            58        (11,615)   (11,557)    56,704
     ---------------------------------------------------------------------------


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    29)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

5 >  FUND MERGERS

     On August 31, 2001 the Board of Directors and shareholders of the FASF approved the Agreement and Plan of Reorganization providing for the acquisition of Firstar Funds, Inc. at the close of business on September 24, 2001. Under the Agreement and Plan of Reorganization Class Y and Institutional Class shares of the Firstar Global Equity Fund were exchanged for Class S and Class Y shares, respectively, of the First American Global Growth Allocation Fund on a tax free basis. The following table illustrates the specifics of the merger (000):

                                                     ACQUIRED   SHARES ISSUED TO
                                                    FUNDS NET    SHAREHOLDERS OF  ACQUIRING FUND     COMBINED    TAX STATUS
ACQUIRED FUND               ACQUIRING FUND             ASSETS      ACQUIRED FUND      NET ASSETS   NET ASSETS   OF TRANSFER
---------------------------------------------------------------------------------------------------------------------------
Firstar Global Equity (1)   First American Global
                            Growth Allocation (2)   $42,017(3)                                --      $42,017   Non-taxable
 Class Y                     Class S                                         240
 Institutional Class         Class Y                                       5,225
---------------------------------------------------------------------------------------------------------------------------

     On December 11, 2000 the Class Y shares of the Firstar Stellar International Equity Fund were merged into the Institutional Shares of the Firstar Global Equity shell portfolio. The value of assets transferred and shares issued at the time of the merger were as follows (000):

                                                     ACQUIRED   SHARES ISSUED TO
                                                    FUNDS NET    SHAREHOLDERS OF  ACQUIRING FUND     COMBINED    TAX STATUS
ACQUIRED FUND               ACQUIRING FUND             ASSETS      ACQUIRED FUND      NET ASSETS   NET ASSETS   OF TRANSFER
---------------------------------------------------------------------------------------------------------------------------
Firstar Stellar             Firstar Global
International Equity (1)    Equity (2)                $69,924                                 --      $69,924   Non-taxable
 Class Y                     Institutional Class                           5,669
---------------------------------------------------------------------------------------------------------------------------

(1)Accounting Survivor
(2)Shell Portfolio
(3)Includes capital loss carryover of $3,037, unrealized depreciation of $14,529, and undistributed net investment income of $203.


(30    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

6 >  CAPITAL SHARE TRANSACTIONS

     There are 10 billion shares of $0.01 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Class S and Class Y. Each class consists of two billion authorized shares. Capital share transactions for the Funds were as follows (000):

                                                               INCOME            GROWTH & INCOME                     GROWTH
                                                      ALLOCATION FUND            ALLOCATION FUND            ALLOCATION FUND
                                                ---------------------      ---------------------      ---------------------
                                                 10/1/00      10/1/99       10/1/00      10/1/99       10/1/00      10/1/99
                                                      to           to            to           to            to           to
                                                 9/30/01      9/30/00       9/30/01      9/30/00       9/30/01      9/30/00
                                                ----------   --------      --------     --------      --------     --------
Class A:
 Shares Issued                                     4,784           --        22,423           --        12,941           --
 Shares Issued in lieu of cash distributions          --           --            --           --            --           --
 Shares Redeemed                                    (173)          --          (187)          --          (208)          --
----------------------------------------------    ------       ------       -------       ------       -------       ------
TOTAL CLASS A TRANSACTIONS                         4,611           --        22,236           --        12,733           --
==============================================    ======       ======       =======       ======       =======       ======
Class C:
 Shares Issued                                        --           --            --           --             5           --
 Shares Issued in lieu of cash distributions          --           --            --           --            --           --
 Shares Redeemed                                      --           --            --           --            --           --
----------------------------------------------    ------       ------       -------       ------       -------       ------
TOTAL CLASS C TRANSACTIONS                            --           --            --           --             5           --
==============================================    ======       ======       =======       ======       =======       ======
Class S:
 Shares Issued                                     1,889        4,147         6,680        6,724         7,098        2,912
 Shares Issued in lieu of cash distributions         199          475         2,713        1,754         1,505          538
 Shares Redeemed                                  (7,253)      (7,405)      (28,817)      (7,231)      (16,853)      (2,645)
----------------------------------------------    ------       ------       -------       ------       -------       ------
TOTAL CLASS S TRANSACTIONS                        (5,165)      (2,783)      (19,424)       1,247        (8,250)         805
==============================================    ======       ======       =======       ======       =======       ======
Class Y:
 Shares Issued                                        --           --            --           --             2           --
 Shares Issued in lieu of cash distributions          --           --            --           --            --           --
 Shares Redeemed                                      --           --            --           --            --           --
----------------------------------------------    ------       ------       -------       ------       -------       ------
TOTAL CLASS Y TRANSACTIONS                            --           --            --           --             2           --
==============================================    ======       ======       =======       ======       =======       ======

                                                           AGGRESSIVE                            GLOBAL GROWTH
                                                      ALLOCATION FUND                          ALLOCATION FUND
                                                ---------------------      -----------------------------------
                                                 10/1/00      10/1/99       11/1/00      12/1/99       12/1/98
                                                      to           to            to           to            to
                                                 9/30/01      9/30/00       9/30/01     10/31/00      11/30/99
                                                --------     --------      --------    ---------     ---------
Class A:
 Shares Issued                                    10,295           --            --           --            --
 Shares Issued in lieu of cash distributions          --           --            --           --            --
 Shares Redeemed                                    (323)          --            --           --            --
----------------------------------------------   -------       ------        ------        -----        ------
TOTAL CLASS A TRANSACTIONS                         9,972           --            --           --            --
==============================================   =======       ======        ======        =====        ======
Class B:
 Shares Issued                                        12           --            --           --            --
 Shares Issued in lieu of cash distributions          --           --            --           --            --
 Shares Redeemed                                      --           --            --           --            --
----------------------------------------------   -------       ------        ------        -----        ------
TOTAL CLASS B TRANSACTIONS                            12           --            --           --            --
==============================================   =======       ======        ======        =====        ======
Class C:
 Shares Issued                                         8           --            --           --            --
 Shares Issued in lieu of cash distributions          --           --            --           --            --
 Shares Redeemed                                      --           --            --           --            --
----------------------------------------------   -------       ------        ------        -----        ------
TOTAL CLASS C TRANSACTIONS                             8           --            --           --            --
==============================================   =======       ======        ======        =====        ======
Class S:
 Shares Issued                                     5,923        2,937           328           --            --
 Shares Issued in lieu of cash distributions       1,296          512            --           --            --
 Shares Redeemed                                 (13,598)      (2,493)          (10)          --            --
----------------------------------------------   -------       ------        ------        -----        ------
TOTAL CLASS S TRANSACTIONS                        (6,379)         956           318           --            --
==============================================   =======       ======        ======        =====        ======
Class Y:
 Shares Issued                                        --           --           785        1,632         1,132
 Shares Issued in lieu of cash distributions          --           --           414           34            93
 Shares Redeemed                                      --           --        (1,803)        (556)       (1,311)
----------------------------------------------   -------       ------        ------        -----        ------
TOTAL CLASS Y TRANSACTIONS                            --           --          (604)       1,110           (86)
==============================================   =======       ======        ======        =====        ======


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    31)

NOTICE TO SHAREHOLDERS September 30, 2001 (unaudited)


THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAW. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES THAT MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2002 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

Dear First American Strategy Fund Shareholders:

For the fiscal year ended September 30, 2001, except as noted, each fund has designated long-term capital gains and exempt income with regard to distributions paid during the year as follows:

                            LONG TERM       ORDINARY
                        CAPITAL GAINS         INCOME          TOTAL
                        DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  QUALIFYING
                          (TAX BASIS)    (TAX BASIS)    (TAX BASIS)   DIVIDENDS
     --------------------------------------------------------------------------
     Income Allocation              0%           100%           100%        100%
     Growth & Income Allocation    59             41            100          57
     Growth Allocation             61             39            100          43
     Aggressive Allocation         70             30            100          32
     Global Growth Allocation*     78             22            100          50
     --------------------------------------------------------------------------
     *Eleven months ended 9/30/01.

SHAREHOLDER MEETINGS

At a special meeting of shareholders of the First American Strategy Funds (the "Funds") on August 31, 2001, the shareholders of each of the Funds voted to approve the following proposals:

Proposal No. 1 -- Election of Robert J. Dayton, Andrew S. Duff, Roger A. Gibson, Andrew M. Hunter III, Leonard W. Kedrowski, John M. Murphy, Jr., Richard K. Riederer, Joseph D. Strauss, Virginia L. Stringer and James M. Wade as Directors.

At the meeting, shareholders approved Proposal No. 1 as follows:

                                     SHARES VOTED FOR            SHARES WITHHELD
     ---------------------------------------------------------------------------
     Robert J. Dayton                   29,500,382                   114,044
     Andrew S. Duff                     29,517,841                    96,585
     Roger A. Gibson                    29,517,576                    96,850
     Andrew M. Hunter III               29,517,576                    96,850
     Leonard W. Kedrowski               29,412,168                   202,258
     John M. Murphy, Jr.                29,412,245                   202,181
     Richard K. Riederer                29,510,912                   103,514
     Joseph D. Strauss                  29,398,820                   215,606
     Virginia L. Stringer               29,399,085                   215,341
     James M. Wade                      29,517,576                    96,850
     ---------------------------------------------------------------------------

Proposal No. 2 -- Ratification of the selection of Ernst & Young LLP as independent public accountants for the Funds.

At the meeting, shareholders approved Proposal No. 2 as follows:

        FOR                              AGAINST                         ABSTAIN
     ---------------------------------------------------------------------------
     29,394,602                          198,464                         155,818
     ---------------------------------------------------------------------------

Proposal No. 5 -- To approve the modification or elimination of certain fundamental investment restrictions of the Funds.

At the meeting, shareholders approved Proposal No. 5 as follows:

5A -- Modify investment restriction regarding concentration in a particular industry.

                                     FOR      AGAINST  ABSTAIN   BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation            1,874,064   122,875   58,995           478,765
     Growth & Income Allocation  13,266,523   426,140  120,961            55,462
     Growth Allocation            5,556,627    96,650   22,843         1,329,458
     Aggressive Allocation        5,263,704    99,455   12,767           829,137
     ---------------------------------------------------------------------------


(32    FIRST AMERICAN FUNDS ANNUAL REPORT 2001

5B -- Modify investment restriction regarding borrowing.

                                     FOR      AGAINST   ABSTAIN  BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation            1,869,056    134,514   52,364          478,765
     Growth & Income Allocation   9,460,285  4,218,692  134,647           55,462
     Growth Allocation            5,543,977    106,090   26,053        1,329,458
     Aggressive Allocation        5,252,512    103,978   19,436          829,137
     ---------------------------------------------------------------------------

5C -- Modify investment restriction regarding issuance of senior securities.

                                     FOR      AGAINST   ABSTAIN  BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation            1,895,301   121,486    39,147          478,765
     Growth & Income Allocation  13,255,060   426,719   131,845           55,462
     Growth Allocation            5,556,812    92,389    26,919        1,329,458
     Aggressive Allocation        5,256,119    99,275    20,532          829,137
     ---------------------------------------------------------------------------

5D -- Eliminate the investment restriction regarding margin purchases and short sales.

                                     FOR      AGAINST   ABSTAIN  BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation            1,864,565    143,252   48,117          478,765
     Growth & Income Allocation   9,451,820  4,239,167  122,637           55,462
     Growth Allocation            5,542,091    115,453   18,576        1,329,458
     Aggressive Allocation        5,255,355    103,971   16,600          829,137
     ---------------------------------------------------------------------------

5E -- Modify investment restriction regarding investments in commodities.

                                     FOR      AGAINST   ABSTAIN  BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation            1,837,192   130,308    88,434          478,765
     Growth & Income Allocation  13,250,261   447,451   115,912           55,462
     Growth Allocation            5,554,073   103,021    19,026        1,329,458
     Aggressive Allocation        5,252,169   109,061    14,696          829,137
     ---------------------------------------------------------------------------

5F -- Modify investment restriction regarding investments in real estate.

                                     FOR      AGAINST   ABSTAIN  BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation            1,860,700   107,888    87,345          478,766
     Growth & Income Allocation  13,242,373   438,372   132,879           55,462
     Growth Allocation            5,557,885    97,165    21,070        1,329,458
     Aggressive Allocation        5,260,737    98,842    16,347          829,137
     ---------------------------------------------------------------------------

5G -- Modify the investment restriction regarding underwriting securities.

                                     FOR      AGAINST   ABSTAIN  BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation            1,865,523   118,285    72,125          478,766
     Growth & Income Allocation  13,253,014   429,235   131,375           55,462
     Growth Allocation            5,561,248    89,919    24,953        1,329,458
     Aggressive Allocation        5,254,539   100,270    21,117          829,137
     ---------------------------------------------------------------------------

5H -- Modify investment restriction regarding lending.

                                     FOR      AGAINST   ABSTAIN  BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation            1,859,083   130,860    65,991          478,765
     Growth & Income Allocation  13,238,548   444,247   130,829           55,462
     Growth Allocation            5,551,571    93,095    31,454        1,329,458
     Aggressive Allocation        5,260,635   100,158    15,133          829,137
     ---------------------------------------------------------------------------

5J -- Eliminate the investment restriction regarding the pledging of assets.

                                     FOR      AGAINST   ABSTAIN  BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Income Allocation           1,830,747     139,117   86,069          478,766
     Growth & Income Allocation  9,464,881   4,216,992  131,751           55,462
     Growth Allocation           5,535,287     108,287   32,546        1,329,458
     Aggressive Allocation       5,236,928     101,296   37,701          829,138
     ---------------------------------------------------------------------------


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001    33)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Strategy Funds, Inc.



        MR. ROBERT DAYTON
        Director of First American Strategy Funds, Inc.
        Retired; former Chief Executive Officer of Okabena Company


        MR. ANDREW DUFF
        Director of First American Strategy Funds, Inc.
        President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


        MR. ROGER GIBSON
        Director of First American Strategy Funds, Inc.
        Vice President of North America-Mountain Region for United Airlines


        MR. ANDREW HUNTER III
        Director of First American Strategy Funds, Inc.
        Chairman of Hunter, Keith Industries, Inc.


        MR. LEONARD KEDROWSKI
        Director of First American Strategy Funds, Inc.
        Owner and President of Executive Management Consulting, Inc.


        MR. JOHN MURPHY JR.
        Director of First American Strategy Funds, Inc.
        Executive Vice President of U.S. Bancorp


        MR. RICHARD RIEDERER
        Director of First American Strategy Funds, Inc.
        Retired; former President and Chief Executive Officer of Weirton Steel


        MR. JOSEPH STRAUSS
        Director of First American Strategy Funds, Inc.
        Former Chairman of First American Strategy Funds, Inc.
        Owner and President of Strauss Management Company


        MS. VIRGINIA STRINGER
        Chairperson of First American Strategy Funds, Inc.
        Owner and President of Strategic Management Resources, Inc.


        MR. JAMES WADE
        Director of First American Strategy Funds, Inc.
        Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402






--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                            Presort Standard
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                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2141-01 11/2001 AR-STRAT